Prepaid charter revenue, detail 2 (Details) $ in Thousands	Jun. 30, 2015 USD ($)
Prepaid Charter Revenue [Abstract]
Future Amortization Expense, Year One	$ 6,783
Future Amortization Expense, Year Two	$ 1,099